Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provisions Table [abstract]
Schedule of provisions
	Years Ended June 30,
	2022	2021

Current
Annual leave (1)	371,877	273,876
Long service leave (1)(2)	284,390	263,492

Total	656,267	537,368

Non-Current
Long service leave (2)	13,753	9,768

(1) Movements in provisions

(2) Amounts not expected to be settled within the next 12 months

Schedule of movements in provisions
	Years Ended June 30,
	2022	2021	2020
Annual leave
Carrying amount at start of year	273,876	285,360	245,804
Charged/(credited) to profit or loss -additional provisions recognised	242,532	231,981	278,686
Amounts used during the year	(158,968)	(231,061)	(240,734)
Change in foreign exchange	14,437	(12,404)	1,604
Carrying amount at end of year	371,877	273,876	285,360

Long service leave
Carrying amount at start of year	273,260	368,193	391,167
Charged/(credited) to profit or loss -additional provisions recognised	25,210	31,725	40,017
Amounts used during the year	(327)	(126,658)	(62,991)
Carrying amount at end of year	298,143	273,260	368,193

TOTAL	670,020	547,136	653,553

Schedule of amounts not expected to be settled within the next 12 months
	Years Ended June 30,
	2022	2021

Long service leave obligation expected to be settled after 12 months	13,753	9,768